Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
Schedule of Warrant Activities	The summary of warrant activities for the six months ended June 30, 2024 are as follows:
	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years
Warrants Outstanding as of December 31, 2023	-	$-	-
Warrants Exercisable as of December 31, 2023	-	-	-
Warrants Granted	60,375	4.80	4.80
Warrants Exercises	-	-	-
Warrants Expired	-	-	-

Warrants Outstanding as of June 30, 2024	60,375	4.80	4.80
Warrants Exercisable as of June 30, 2024 (unaudited)	60,375	$4.80	4.80